Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			4 Months Ended
	Jun. 09, 2020	Mar. 02, 2020	Jun. 30, 2020	Jun. 09, 2020
Gross proceeds from initial public offering	$ 149,500,000		$ 149,500,000	$ 149,500,000
Offering costs	8,800,000			8,800,000
Deferred underwriting fees	5,232,500		5,232,500	5,232,500
Gross proceeds from private placement			4,990,000	4,990,000
Cash at bank	1,399,981		1,263,136	1,399,981
Working capital	1,400,000		1,200,000	1,400,000
Offering costs paid by sponsor in exchange for issuance of founder shares			25,000	25,000
Loan proceeds			250,000	250,000
Sponsor [Member]
Offering costs paid by sponsor in exchange for issuance of founder shares			25,000	25,000
Sponsor [Member] | Promissory Note [Member]
Loan proceeds		$ 250,000	250,000	250,000
Working capital loan outstanding amount	0		0	0
Maximum [Member]
Interest from Trust Account that can be held to pay dissolution expenses	$ 100,000		$ 100,000	$ 100,000
Private Placement Units [Member]
Units issued (in shares)				499,000
Share price (in dollars per share)	$ 10.00			$ 10.00
Gross proceeds from private placement				$ 5,000,000
Initial Public Offering [Member]
Units issued (in shares)	1,950,000			1,950,000
Initial Public Offering [Member] | Public Shares [Member]
Units issued (in shares)	14,950,000			14,950,000
Share price (in dollars per share)	$ 10.00			$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Units issued (in shares)	1,950,000			1,950,000
Share price (in dollars per share)	$ 10.00			$ 10.00
Class A Ordinary Shares [Member]
Common stock, par value (in dollars per share)	0.0001		$ 0.0001	0.0001
Class A Ordinary Shares [Member] | Sponsor [Member]
Share price (in dollars per share)	$ 10.00		$ 10.00	$ 10.00